Other Loans Payable (Details)	Dec. 31, 2019 USD ($)
Sale Leaseback Arrangement One [Member]
Total loans payment	$ 3,754,753
Less: imputed interest	(175,545)
Less: principal	(3,579,208)
Total loan balance as of December 31, 2019 from lease transaction
Sale Leaseback Arrangement Two [Member]
Total loans payment	2,714,820
Less: imputed interest	(160,941)
Less: principal	(2,177,200)
Total loan balance as of December 31, 2019 from lease transaction	376,679
Less: current portion of payment obligation	(376,679)
Long term payable as of December 31, 2019
Sale Leaseback Arrangement Three [Member]
Total loans payment	5,709,824
Less: imputed interest	(343,940)
Less: principal	(3,141,188)
Total loan balance as of December 31, 2019 from lease transaction	2,224,696
Less: current portion of payment obligation	(1,906,882)
Long term payable as of December 31, 2019	317,814
Sale Leaseback Arrangement Four [Member]
Total loans payment	2,152,698
Less: imputed interest	(395,195)
Total loan balance as of December 31, 2019 from lease transaction	1,757,503
Less: current portion of payment obligation	(701,915)
Long term payable as of December 31, 2019	$ 1,055,588